UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299

                  Oppenheimer International Small Company Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                       Date of fiscal year end: August 31

                      Date of reporting period: 11/30/2008

ITEM 1. SCHEDULE OF INVESTMENTS.

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               SHARES        VALUE
                                                            -----------   ------------
COMMON STOCKS--95.2%
CONSUMER DISCRETIONARY--5.1%
AUTO COMPONENTS--1.8%
Azure Dynamics Corp., Legend Shares(1, 2, 3)                 20,549,500   $    828,475
Westport Innovations, Inc.(1, 3)                                564,285      2,297,726
Westport Innovations, Inc., Legend Shares(1, 3)               1,935,714      7,882,080
                                                                          ------------
                                                                            11,008,281
                                                                          ------------
AUTOMOBILES--1.3%
Hero Honda Motors Ltd.                                          500,000      8,022,861
                                                                          ------------
DIVERSIFIED CONSUMER SERVICES--2.0%
Educomp Solutions Ltd.                                          250,000     11,434,811
Shinwa Art Auction Co. Ltd.                                       1,221        343,674
                                                                          ------------
                                                                            11,778,485
                                                                          ------------
MEDIA--0.0%
Village Roadshow Ltd.                                           119,080         86,292
                                                                          ------------
CONSUMER STAPLES--7.9%
BEVERAGES--1.4%
United Spirits Ltd.(1)                                          500,000      8,558,275
                                                                          ------------
FOOD PRODUCTS--6.5%
Australian Agricultural Co. Ltd.                                596,000        535,472
China Green (Holdings) Ltd.                                  20,000,000     12,982,684
China Vanguard Group Ltd.(1)                                154,065,000      8,051,035
Viterra, Inc.(1)                                              3,000,000     18,069,666
                                                                          ------------
                                                                            39,638,857
                                                                          ------------
ENERGY--30.3%
ENERGY EQUIPMENT & SERVICES--3.5%
Trican Well Service Ltd.                                      2,000,000     12,530,237
Wellstream Holdings plc                                       1,500,000      8,933,914
                                                                          ------------
                                                                            21,464,151
                                                                          ------------
OIL, GAS & CONSUMABLE FUELS--26.8%
Addax Petroleum Corp.                                         1,000,000     15,763,587
Addax Petroleum Corp.(4)                                        750,000     11,822,690
Aquila Resources Ltd.(1)                                        955,116      2,432,194
Calvalley Petroleum, Inc., Cl. A(1, 3)                        9,000,000     10,449,927
Canoro Resources Ltd.(1, 3)                                   1,800,000        391,872
Canoro Resources Ltd., Legend Shares(1, 3)                    7,200,000      1,567,489
CGX Energy, Inc., Legend Shares(1)                            4,400,000      1,135,301
Corridor Resources, Inc.(1)                                   2,500,000      4,837,929
Culane Energy Corp.(1, 3)                                     1,742,900      1,897,206
DNO International ASA(1)                                     23,000,000     21,638,758
Felix Resources Ltd.                                          2,000,000      7,291,535
Gloucester Coal Ltd.                                          1,000,000      2,396,907
Gulf Keystone Petroleum Ltd.(1, 3)                           21,500,000      5,538,510
Heritage Oil Ltd.(1)                                          3,500,000      9,168,684
Nido Petroleum Ltd.(1, 3)                                    86,000,000      6,531,468
Niko Resources Ltd.                                             350,000     16,108,692


                1 | Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               SHARES        VALUE
                                                            -----------   ------------
COMMON STOCKS CONTINUED
OIL, GAS & CONSUMABLE FUELS CONTINUED
Pacific Rubiales Energy Corp.(1)                              1,880,926   $  4,853,220
Pacific Rubiales Energy Corp., Legend Shares(1, 2)            5,144,072     13,272,884
Pan Orient Energy Corp.(1)                                      975,000      3,183,962
Pan Orient Energy Corp., Legend Shares(1)                       775,000      2,530,842
Petrolifera Petroleum Ltd.(1, 3)                              4,500,000      5,442,671
Riversdale Mining Ltd.(1)                                     4,000,000      6,766,515
Straits Asia Resources Ltd.                                   7,000,000      3,305,798
WesternZagros Resources Ltd.(1, 3)                            9,000,000      5,660,377
                                                                          ------------
                                                                           163,989,018
                                                                          ------------
FINANCIALS--8.7%
CAPITAL MARKETS--4.4%
Uranium Participation Corp.(1, 3)                             4,500,000     26,850,508
                                                                          ------------
COMMERCIAL BANKS--1.0%
Andhra Bank                                                     497,000        551,539
Vozrozhdenie Bank                                               500,000      5,600,000
                                                                          ------------
                                                                             6,151,539
                                                                          ------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Arques Industries AG(1, 3)                                    2,250,000      7,282,926
World Energy Solutions, Inc.(1, 3)                            6,000,000      1,415,094
                                                                          ------------
                                                                             8,698,020
                                                                          ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--1.9%
Funai Zaisan Consultants Co. Ltd.                                 4,342      2,116,274
Guangzhou R&F Properties Co. Ltd.                            15,000,000      9,128,050
                                                                          ------------
                                                                            11,244,324
                                                                          ------------
HEALTH CARE--0.1%
BIOTECHNOLOGY--0.1%
Norwood Immunology Ltd.(1, 2, 3)                             14,500,000        529,628
                                                                          ------------
INDUSTRIALS--0.2%
BUILDING PRODUCTS--0.2%
Sintex Industries Ltd.                                          338,000      1,207,862
                                                                          ------------
INFORMATION TECHNOLOGY--8.7%
INTERNET SOFTWARE & SERVICES--7.1%
Opera Software ASA(1, 3)                                     18,000,000     43,311,908
                                                                          ------------
IT SERVICES--1.1%
Travelsky Technology Ltd., Cl. H                             22,218,000      7,161,265
                                                                          ------------
SOFTWARE--0.5%
Enablence Technologies, Inc., Legend Shares(1, 3)            12,000,000      2,902,758
                                                                          ------------
MATERIALS--27.7%
CHEMICALS--3.2%
Hanfeng Evergreen, Inc.(1)                                    3,000,000     10,498,307
Incitec Pivot Ltd.                                            5,000,000      8,785,226
                                                                          ------------
                                                                            19,283,533
                                                                          ------------
METALS & MINING--22.8%
Anvil Mining Ltd.(1, 3)                                       5,000,000      4,273,504


                2 | Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                               SHARES        VALUE
                                                            -----------   ------------
COMMON STOCKS CONTINUED
METALS & MINING CONTINUED
Avoca Resources Ltd.(1)                                       8,000,000   $  8,160,817
Central African Mining & Exploration Co. plc(1)              65,000,000      3,223,709
Equinox Minerals Ltd.(1)                                     12,500,000     13,808,257
First Quantum Minerals Ltd.                                     900,000     13,265,602
Franco-Nevada Corp.                                             800,000     10,869,215
HudBay Minerals, Inc.(1)                                      3,000,000      9,554,911
Ivernia, Inc.(1, 3)                                          12,800,000        722,464
Ivernia, Inc., Legend Shares(1, 2, 3)                         3,200,000        180,616
MagIndustries Corp.(1)                                        4,485,000      1,048,742
Mirabela Nickel Ltd.(1)                                       3,000,000      2,056,120
Mitsui Mining Co. Ltd.                                        6,000,000     10,056,949
Panoramic Resources Ltd.                                      4,500,000      2,948,703
Red Back Mining, Inc.(1)                                      4,000,000     18,029,350
Sino Gold Mining Ltd.(1)                                      8,500,000     20,178,902
Thompson Creek Metals Co.(1)                                  3,000,000      9,700,048
Western Areas NL(1)                                           5,000,000     11,552,841
                                                                          ------------
                                                                           139,630,750
                                                                          ------------
PAPER & FOREST PRODUCTS--1.7%
Sino-Forest Corp.(1)                                          2,000,000     10,417,675
                                                                          ------------
UTILITIES--6.5%
ELECTRIC UTILITIES--0.6%
EOS Russia AB(1)                                              1,700,000      3,393,359
                                                                          ------------
GAS UTILITIES--5.9%
Xinao Gas Holdings Ltd.                                      32,262,000     36,341,113
                                                                          ------------
Total Common Stocks (Cost $1,427,601,981)                                  581,670,462

                                                               UNITS
                                                            -----------
RIGHTS, WARRANTS AND CERTIFICATES--0.2%
Incitec Pivot Ltd. Rts., Strike Price 2.50AUD, Exp
   12/4/08(1)                                                 1,923,076        300,481
Pacific Rubiales Energy Corp. Wts., Strike Price
   7.80CAD, Exp. 7/12/12(1, 2)                                1,999,953        951,437
                                                                          ------------
Total Rights, Warrants and Certificates (Cost $1,808,930)                    1,251,918

                                                               SHARES
                                                            -----------
INVESTMENT COMPANIES--4.8%
iShares Asia Trust-iShares FTSE/Xinhua A50 China Tracker      7,000,000      7,803,770
PowerShares DB Agriculture Fund                                 875,000     21,516,250
                                                                          ------------
Total Investment Companies (Cost $41,469,563)                               29,320,020


                3 | Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                              VALUE
                                                                          ------------
TOTAL INVESTMENTS, AT VALUE (COST $1,470,880,474)                 100.2%  $612,242,400
LIABILITIES IN EXCESS OF OTHER ASSETS                              (0.2)    (1,340,824)
                                                                  -----   ------------
NET ASSETS                                                        100.0%  $610,901,576
                                                                  =====   ============

FOOTNOTES TO STATEMENT OF INVESTMENTS

Strike price is reported in U.S. Dollars, except for those denoted in the following currencies:

AUD   Australian Dollar
CAD   Canadian Dollar

(1.) Non-income producing security.

(2.) Illiquid security. The aggregate value of illiquid securities as of November 30, 2008 was $15,763,040, which represents 2.58% of the Fund's net assets. See accompanying Notes.

(3.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                       SHARES/UNITS       GROSS          GROSS            SHARES
                                                     AUGUST 31, 2008    ADDITIONS     REDUCTIONS    NOVEMBER 30, 2008
                                                     ---------------   -----------   -----------    -----------------
Anvil Mining Ltd.                                        5,000,000              --            --         5,000,000
Arques Industries AG                                     2,250,000              --            --         2,250,000
Azure Dynamics Corp., Legend Shares                     20,549,500              --            --        20,549,500
Calvalley Petroleum, Inc., Cl. A                         9,000,000              --            --         9,000,000
Canoro Resources Ltd.                                    1,800,000              --            --         1,800,000
Canoro Resources Ltd., Legend Shares                     7,200,000              --            --         7,200,000
China Vanguard Group Ltd.(a)                           165,000,000              --    10,935,000       154,065,000
China Vanguard Group Ltd. Wts., Exp. 11/2/08            22,000,000              --    22,000,000                --
Culane Energy Corp.                                      1,750,000              --         7,100         1,742,900
Enablence Technologies, Inc.                             2,900,000              --     2,900,000                --
Enablence Technologies, Inc., Legend Shares             12,000,000              --            --        12,000,000
Funai Zaisan Consultants Co. Ltd.(a)                        10,000              --         5,658             4,342
Gulf Keystone Petroleum Ltd.                            21,500,000              --            --        21,500,000
Ivernia, Inc.                                           11,945,000         855,000            --        12,800,000
Ivernia, Inc., Legend Shares                             3,200,000              --            --         3,200,000
Nido Petroleum Ltd.                                     86,000,000              --            --        86,000,000
Norwood Immunology Ltd.                                 14,500,000              --            --        14,500,000
Opera Software ASA                                      18,000,000          46,000        46,000        18,000,000
Oppenheimer Institutional Money Market Fund, Cl. E              --     167,724,111   167,724,111                --
Petrolifera Petroleum Ltd.                               4,500,000              --            --         4,500,000
Shinwa Art Auction Co. Ltd.(a)                               3,229              --         2,008             1,221
Travelsky Technology Ltd., Cl. H(a)                     60,000,000              --    37,782,000        22,218,000
Uranium Participation Corp.                              3,976,300       1,636,200     1,112,500         4,500,000
WesternZagros Resources Ltd.                            12,884,800              --     3,884,800         9,000,000
Westport Innovations, Inc.                                 564,286              --             1(b)        564,285
Westport Innovations, Inc., Legend Shares                1,935,714              --            --         1,935,714
World Energy Solutions, Inc.                             6,000,000              --            --         6,000,000


                4 | Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

                                                                                  REALIZED
                                                        VALUE         INCOME        LOSS
                                                     ------------    -------    -----------
Anvil Mining Ltd.                                    $  4,273,504    $    --    $        --
Arques Industries AG                                    7,282,926         --             --
Azure Dynamics Corp., Legend Shares                       828,475         --             --
Calvalley Petroleum, Inc., Cl. A                       10,449,927         --             --
Canoro Resources Ltd.                                     391,872         --             --
Canoro Resources Ltd., Legend Shares                    1,567,489         --             --
China Vanguard Group Ltd.(a)                                   --(c)      --      1,409,355
China Vanguard Group Ltd. Wts., Exp. 11/2/08                   --         --             --
Culane Energy Corp.                                     1,897,206         --         46,356
Enablence Technologies, Inc.                                   --         --      3,002,431
Enablence Technologies, Inc., Legend Shares             2,902,758         --             --
Funai Zaisan Consultants Co. Ltd.(a)                           --(c)      --     12,445,334
Gulf Keystone Petroleum Ltd.                            5,538,510         --             --
Ivernia, Inc.                                             722,464         --             --
Ivernia, Inc., Legend Shares                              180,616         --             --
Nido Petroleum Ltd.                                     6,531,468         --             --
Norwood Immunology Ltd.                                   529,628         --             --
Opera Software ASA                                     43,311,908         --         45,773
Oppenheimer Institutional Money Market Fund, Cl. E             --     71,586             --
Petrolifera Petroleum Ltd.                              5,442,671         --             --
Shinwa Art Auction Co. Ltd.(a)                                 --(c)      --      2,667,528
Travelsky Technology Ltd., Cl. H(a)                            --(c)      --      5,822,547
Uranium Participation Corp.                            26,850,508         --      4,218,792
WesternZagros Resources Ltd.                            5,660,377         --     11,750,166
Westport Innovations, Inc.                              2,297,726          8             --
Westport Innovations, Inc., Legend Shares               7,882,080         --             --
World Energy Solutions, Inc.                            1,415,094         --             --
                                                     ------------    -------    -----------
                                                     $135,957,207    $71,594    $41,408,282
                                                     ============    =======    ===========

     (a.) No longer an affiliate as of November 30, 2008.

     (b.) All or a portion is the result of a corporate action.

     (c.) The security is no longer an affiliate; therefore, the value has been excluded from this table.

(4.) Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $11,822,690 or 1.94% of the Fund's net assets as of November 30, 2008.


                5 | Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of November 30, 2008:

                                               INVESTMENTS IN  OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES     INSTRUMENTS*
---------------------                          --------------  ---------------
Level 1--Quoted Prices                          $395,249,989         $--
Level 2--Other Significant Observable Inputs     216,992,411          42
Level 3--Significant Unobservable Inputs                  --          --
                                                ------------         ---
   TOTAL                                        $612,242,400         $42
                                                ============         ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

FOREIGN CURRENCY EXCHANGE CONTRACTS AS OF NOVEMBER 30, 2008 ARE AS FOLLOWS:

                                                        CONTRACT
                                                         AMOUNT           EXPIRATION                   UNREALIZED     UNREALIZED
CONTRACT DESCRIPTION                             SELL    (000S)             DATES            VALUE    APPRECIATION   DEPRECIATION
--------------------                             ----   --------      ------------------   --------   ------------   ------------
Australian Dollar (AUD)                          Sell        42  AUD     12/1/08-12/2/08   $ 27,356       $ 67            $75
Japanese Yen (JPY)                               Sell    10,530  JPY     12/1/08-12/2/08    110,186         50             --
                                                                                                          ----            ---
Total unrealized appreciation and depreciation                                                            $117            $75
                                                                                                          ====            ===

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS       VALUE      PERCENT
-------------------   ------------   -------
Canada                $284,184,005     46.4%
Australia               80,023,473     13.1
Norway                  64,950,666     10.6
Cayman Islands          44,392,148      7.2
India                   29,775,348      4.9
United States           21,516,250      3.5
United Kingdom          18,225,761      3.0
China                   16,289,315      2.7
Bermuda                 12,982,684      2.1
Japan                   12,516,897      2.0
Hong Kong                7,803,770      1.3
Germany                  7,282,926      1.2
Russia                   5,600,000      0.9
Sweden                   3,393,359      0.6
Singapore                3,305,798      0.5
                      ------------    -----
Total                 $612,242,400    100.0%
                      ============    =====


                6 | Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of


                7 | Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities in the annual and semiannual reports.

FOREIGN CURRENCY EXCHANGE CONTRACTS

The Fund may enter into foreign currency exchange contracts ("forward contracts") for the purchase or sale of a foreign currency at a negotiated rate at a future date.

Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities in the annual and semiannual r eports as a receivable or payable and in the Statement of Operations in the annual and semiannual re ports within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations in the annual and semiannual reports.

Risks to the Fund include both market and credit risk. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received.


                8 | Oppenheimer International Small Company Fund

OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND

STATEMENT OF INVESTMENTS NOVEMBER 30, 2008 / UNAUDITED

ILLIQUID SECURITIES

As of November 30, 2008, investments in securities included issues that are illiquid or restricted. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid and restricted securities. Certain restricted securities, eligible for resale to qualified institutional purchasers, may not be subject to that limitation. Securities that are illiquid or restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2008 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,524,751,708
                                 ==============
Gross unrealized appreciation    $   28,392,072
Gross unrealized depreciation      (941,145,372)
                                 --------------
Net unrealized depreciation      $ (912,753,300)
                                 ==============


                9 | Oppenheimer International Small Company Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 11/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer International Small Company Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 01/15/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 01/15/2009